Jan Fischer-Wade
Allstate Life Insurance Company
Phone: 402.975.6368
Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

September 17, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   CG Variable Annuity Separate Account ("Registrant")
File No. 811-06691

Members of the Commission:

On behalf of Connecticut General Life Insurance Company and CG Variable Annuity Separate Account, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (“1940 Act”), that the semi-annual report for the following underlying fund for the period ended June 30, 2021, has been submitted to contract owners.

Fund Company	1940 Act Registration No.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452

Some of the funds included in the Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. We understand that the fund has filed or will file this report with the Commission.

You may direct any questions regarding this filing to the undersigned at (402) 975-6368.

Very truly yours,

/s/ Jan Fischer-Wade
Jan Fischer-Wade
Senior Attorney
Allstate Life Insurance Company